Shareholder Report, Holdings (Details)	Jul. 31, 2024
Fidelity Advisor Leveraged Company Stock Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	93.20%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | China
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Leveraged Company Stock Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Leveraged Company Stock Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Leveraged Company Stock Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Leveraged Company Stock Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Leveraged Company Stock Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Leveraged Company Stock Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Leveraged Company Stock Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Leveraged Company Stock Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Leveraged Company Stock Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Leveraged Company Stock Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Leveraged Company Stock Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Leveraged Company Stock Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Advisor Leveraged Company Stock Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Fidelity Advisor Leveraged Company Stock Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Leveraged Company Stock Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Fidelity Advisor Leveraged Company Stock Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Leveraged Company Stock Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity Advisor Leveraged Company Stock Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Leveraged Company Stock Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Leveraged Company Stock Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Leveraged Company Stock Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Leveraged Company Stock Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	93.20%
Fidelity Advisor Leveraged Company Stock Fund - Class I | China
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Leveraged Company Stock Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Leveraged Company Stock Fund - Class I | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Leveraged Company Stock Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Leveraged Company Stock Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Leveraged Company Stock Fund - Class I | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Leveraged Company Stock Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Fidelity Advisor Leveraged Company Stock Fund - Class I | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Leveraged Company Stock Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Leveraged Company Stock Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Leveraged Company Stock Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Leveraged Company Stock Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Leveraged Company Stock Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Leveraged Company Stock Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Leveraged Company Stock Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Leveraged Company Stock Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Leveraged Company Stock Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Leveraged Company Stock Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Leveraged Company Stock Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Leveraged Company Stock Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Advisor Leveraged Company Stock Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Fidelity Advisor Leveraged Company Stock Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Leveraged Company Stock Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Fidelity Advisor Leveraged Company Stock Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Leveraged Company Stock Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity Advisor Leveraged Company Stock Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Leveraged Company Stock Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Leveraged Company Stock Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Leveraged Company Stock Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Leveraged Company Stock Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	93.20%
Fidelity Advisor Leveraged Company Stock Fund - Class A | China
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Leveraged Company Stock Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Leveraged Company Stock Fund - Class A | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Leveraged Company Stock Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Leveraged Company Stock Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Leveraged Company Stock Fund - Class A | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Leveraged Company Stock Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Fidelity Advisor Leveraged Company Stock Fund - Class A | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Leveraged Company Stock Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Leveraged Company Stock Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Leveraged Company Stock Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Leveraged Company Stock Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Leveraged Company Stock Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Leveraged Company Stock Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Leveraged Company Stock Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Leveraged Company Stock Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Leveraged Company Stock Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Leveraged Company Stock Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Leveraged Company Stock Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Leveraged Company Stock Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Advisor Leveraged Company Stock Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Fidelity Advisor Leveraged Company Stock Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Leveraged Company Stock Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Fidelity Advisor Leveraged Company Stock Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Leveraged Company Stock Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity Advisor Leveraged Company Stock Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Leveraged Company Stock Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Leveraged Company Stock Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Leveraged Company Stock Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Leveraged Company Stock Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	93.20%
Fidelity Advisor Leveraged Company Stock Fund - Class C | China
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Leveraged Company Stock Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Leveraged Company Stock Fund - Class C | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Leveraged Company Stock Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Leveraged Company Stock Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Leveraged Company Stock Fund - Class C | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Leveraged Company Stock Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Fidelity Advisor Leveraged Company Stock Fund - Class C | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Leveraged Company Stock Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Leveraged Company Stock Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Leveraged Company Stock Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Leveraged Company Stock Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Fidelity Advisor Leveraged Company Stock Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Leveraged Company Stock Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Fidelity Advisor Leveraged Company Stock Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fidelity Advisor Leveraged Company Stock Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Leveraged Company Stock Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Fidelity Advisor Leveraged Company Stock Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity Advisor Leveraged Company Stock Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Fidelity Advisor Leveraged Company Stock Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	14.10%
Fidelity Advisor Leveraged Company Stock Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	25.80%
Fidelity Advisor Leveraged Company Stock Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Leveraged Company Stock Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Fidelity Advisor Leveraged Company Stock Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Leveraged Company Stock Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	16.00%
Fidelity Advisor Leveraged Company Stock Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity Advisor Leveraged Company Stock Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Leveraged Company Stock Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Advisor Leveraged Company Stock Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity Advisor Leveraged Company Stock Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	93.20%
Fidelity Advisor Leveraged Company Stock Fund - Class M | China
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Leveraged Company Stock Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Fidelity Advisor Leveraged Company Stock Fund - Class M | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Leveraged Company Stock Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Leveraged Company Stock Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Advisor Leveraged Company Stock Fund - Class M | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Advisor Leveraged Company Stock Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	99.70%
Fidelity Advisor Leveraged Company Stock Fund - Class M | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Leveraged Company Stock Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%